Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

April 29, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc. (the “Company”)/Preliminary Proxy Materials (1933 Act Registration No. 33-20827) (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Company’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Robeco Investment Funds (collectively, the “Funds”) being held to approve a new investment advisory agreement between the Company, on behalf of the Funds, and Robeco Investment Management, Inc., and to transact such other business as may properly come before the meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann